Segmented Information - Schedule of Company's Geographical Information (Detail) - USD ($) $ in Thousands		3 Months Ended		6 Months Ended
		Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
Disclosure of geographical areas [line items]
Sales		$ 302,922	$ 330,393	$ 610,166	$ 654,512
Percentage of revenue derived from mineral stream interests located in geographic area		100.00%	100.00%	100.00%	100.00%
Mineral stream interest		$ 5,841,478	$ 5,563,515	$ 5,841,478	$ 5,563,515
Canada [member]
Disclosure of geographical areas [line items]
Sales		$ 37,327	$ 39,657	$ 80,381	$ 60,533
Percentage of revenue derived from mineral stream interests located in geographic area		12.00%	12.00%	13.00%	9.00%
Mineral stream interest		$ 1,009,043	$ 568,056	$ 1,009,043	$ 568,056
United States [member]
Disclosure of geographical areas [line items]
Sales		$ 12,120	$ 15,451	$ 26,572	$ 33,247
Percentage of revenue derived from mineral stream interests located in geographic area		4.00%	5.00%	4.00%	5.00%
Mineral stream interest		$ 447,951	$ 460,042	$ 447,951	$ 460,042
Mexico [member]
Disclosure of geographical areas [line items]
Sales		$ 71,256	$ 74,877	$ 148,114	$ 155,544
Percentage of revenue derived from mineral stream interests located in geographic area		24.00%	23.00%	24.00%	24.00%
Mineral stream interest		$ 602,907	$ 658,286	$ 602,907	$ 658,286
Greece [member]
Disclosure of geographical areas [line items]
Sales		$ (62)	$ 4,402	$ 3,291	$ 7,343
Percentage of revenue derived from mineral stream interests located in geographic area		0.00%	1.00%	1.00%	1.00%
Portugal [member]
Disclosure of geographical areas [line items]
Sales		$ 6,230	$ 11,492	$ 14,686	$ 24,294
Percentage of revenue derived from mineral stream interests located in geographic area		2.00%	3.00%	2.00%	4.00%
Mineral stream interest		$ 18,578	$ 19,630	$ 18,578	$ 19,630
Sweden [member]
Disclosure of geographical areas [line items]
Sales		$ 13,679	$ 9,538	$ 22,668	$ 16,982
Percentage of revenue derived from mineral stream interests located in geographic area		5.00%	3.00%	4.00%	3.00%
Mineral stream interest		$ 30,086	$ 32,089	$ 30,086	$ 32,089
Argentina / Chile [member]
Disclosure of geographical areas [line items]
Sales	[1]	$ 0		$ 0
Percentage of revenue derived from mineral stream interests located in geographic area	[1]	0.00%	0.00%	0.00%	0.00%
Mineral stream interest	[1]	$ 253,514	$ 253,514	$ 253,514	$ 253,514
Argentina [member]
Disclosure of geographical areas [line items]
Sales		$ 0		$ 0
Percentage of revenue derived from mineral stream interests located in geographic area		0.00%	0.00%	0.00%	0.00%
Mineral stream interest		$ 10,889	$ 10,889	$ 10,889	$ 10,889
Chile [member]
Disclosure of geographical areas [line items]
Sales		$ 0		$ 0
Percentage of revenue derived from mineral stream interests located in geographic area		0.00%	0.00%	0.00%	0.00%
Mineral stream interest		$ 56,529	$ 31,269	$ 56,529	$ 31,269
Brazil [member]
Disclosure of geographical areas [line items]
Sales		$ 90,842	$ 103,039	$ 170,407	$ 195,395
Percentage of revenue derived from mineral stream interests located in geographic area		30.00%	31.00%	29.00%	30.00%
Mineral stream interest		$ 2,407,578	$ 2,468,717	$ 2,407,578	$ 2,468,717
Peru [member]
Disclosure of geographical areas [line items]
Sales		$ 69,821	$ 67,959	$ 141,394	$ 157,196
Percentage of revenue derived from mineral stream interests located in geographic area		22.00%	21.00%	23.00%	23.00%
Mineral stream interest		$ 953,037	$ 1,027,859	$ 953,037	$ 1,027,859
Columbia [Member]
Disclosure of geographical areas [line items]
Sales		$ 1,709	$ 3,978	$ 2,653	$ 3,978
Percentage of revenue derived from mineral stream interests located in geographic area		1.00%	1.00%	0.00%	1.00%
Mineral stream interest		$ 50,666	$ 33,164	$ 50,666	$ 33,164
Ecuador [Member]
Disclosure of geographical areas [line items]
Sales		$ 0		$ 0
Percentage of revenue derived from mineral stream interests located in geographic area		0.00%		0.00%
Mineral stream interest		$ 700		$ 700
Gold interests [member]
Disclosure of geographical areas [line items]
Sales		157,842	162,293	303,517	297,319
Mineral stream interest		3,599,570	3,345,786	3,599,570	3,345,786	$ 3,600,197
Gold interests [member] | Canada [member]
Disclosure of geographical areas [line items]
Mineral stream interest		613,681	317,647	613,681	317,647
Gold interests [member] | United States [member]
Disclosure of geographical areas [line items]
Mineral stream interest		217,530	222,069	217,530	222,069
Gold interests [member] | Mexico [member]
Disclosure of geographical areas [line items]
Mineral stream interest		161,349	175,274	161,349	175,274
Gold interests [member] | Chile [member]
Disclosure of geographical areas [line items]
Mineral stream interest		56,529	31,269	56,529	31,269
Gold interests [member] | Brazil [member]
Disclosure of geographical areas [line items]
Mineral stream interest		2,407,578	2,468,717	2,407,578	2,468,717
Gold interests [member] | Peru [member]
Disclosure of geographical areas [line items]
Mineral stream interest		98,931	104,310	98,931	104,310
Gold interests [member] | Columbia [Member]
Disclosure of geographical areas [line items]
Mineral stream interest		43,458	26,500	43,458	26,500
Gold interests [member] | Ecuador [Member]
Disclosure of geographical areas [line items]
Mineral stream interest		514		514
Silver interests [member]
Disclosure of geographical areas [line items]
Sales		130,228	149,455	264,560	323,337
Mineral stream interest		1,644,741	1,758,216	1,644,741	1,758,216	1,701,149
Silver interests [member] | Canada [member]
Disclosure of geographical areas [line items]
Mineral stream interest		28,050	28,303	28,050	28,303
Silver interests [member] | United States [member]
Disclosure of geographical areas [line items]
Mineral stream interest		566	566	566	566
Silver interests [member] | Mexico [member]
Disclosure of geographical areas [line items]
Mineral stream interest		441,558	483,012	441,558	483,012
Silver interests [member] | Portugal [member]
Disclosure of geographical areas [line items]
Mineral stream interest		18,578	19,630	18,578	19,630
Silver interests [member] | Sweden [member]
Disclosure of geographical areas [line items]
Mineral stream interest		30,086	32,089	30,086	32,089
Silver interests [member] | Argentina / Chile [member]
Disclosure of geographical areas [line items]
Mineral stream interest	[1]	253,514	253,514	253,514	253,514
Silver interests [member] | Argentina [member]
Disclosure of geographical areas [line items]
Mineral stream interest		10,889	10,889	10,889	10,889
Silver interests [member] | Peru [member]
Disclosure of geographical areas [line items]
Mineral stream interest		854,106	923,549	854,106	923,549
Silver interests [member] | Columbia [Member]
Disclosure of geographical areas [line items]
Mineral stream interest		7,208	6,664	7,208	6,664
Silver interests [member] | Ecuador [Member]
Disclosure of geographical areas [line items]
Mineral stream interest		186		186
Palladium interest [member]
Disclosure of geographical areas [line items]
Mineral stream interest		229,855	237,407	229,855	237,407
Palladium interest [member] | United States [member]
Disclosure of geographical areas [line items]
Mineral stream interest		229,855	237,407	229,855	237,407
Cobalt Interests [member]
Disclosure of geographical areas [line items]
Mineral stream interest		362,460	222,106	362,460	222,106	$ 371,621
Cobalt Interests [member] | Canada [member]
Disclosure of geographical areas [line items]
Mineral stream interest		362,460	$ 222,106	362,460	$ 222,106
Platinum Interest [Member]
Disclosure of geographical areas [line items]
Mineral stream interest		4,852		4,852
Platinum Interest [Member] | Canada [member]
Disclosure of geographical areas [line items]
Mineral stream interest		$ 4,852		$ 4,852

[1]	Includes the Pascua-Lama project, which straddles the border of Argentina and Chile.